Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2018
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS	NOTE 5—CASH AND CASH EQUIVALENTS
	December 31
	2017	2018
	NIS in thousands
Breakdown by currency:
NIS	9,654	9,437
In foreign currency (mainly U.S. dollars)	8,163	10,628
	17,817	20,065